Shareholders' Equity (Tables)	6 Months Ended
Jun. 30, 2024
Shareholders Equity [Abstract]
Schedule of Fair value of Company’s Share Options Granted	The fair value of the Company’s share options granted was estimated using the binomial option pricing model using the following range assumptions:
Description	May 7, 2024

Risk-free interest rate	4.64%
Expected volatility	83.40%
Dividend yield	0%
Contractual life (in years)	10
Early Exercise Multiple (Suboptimal Factor)	2.5

Schedule of Weighted Average Exercise Prices Share Options	The following table lists the number of share options and their weighted average exercise prices in option plans of employees, directors and consultants for the six months period ended June 30, 2024 and related information:
	Number of options	Weighted average exercise price	Weighted average remaining contractual terms (in years)	Aggregate intrinsic value

Outstanding at December 31, 2023	82,477,000	0.04	8.40	-
Grants	9,000,000	0.00	9.85	-
Forfeited/expired	(5,412,500)	-	-	-

Outstanding at June 30, 2024	86,064,500	0.04	5.6	0.04

Vested and expected to vest at June 30, 2024	86,064,500	0.04	5.6	0.04

Exercisable at June 30, 2024	33,998,875	0.08	5.4	-

Schedule of Expenses Recognized Financial Statements	Share based expenses recognized in the financial statements:
	Six months ended June 30
	2024	2023

Research and development	$34	$50
General and administrative (*)	159	45

	$193	$95
(*)	Including expenses for shares issued for services at the amount of $112, refer to Note 4c above.

Schedule of Information Regarding Outstanding Warrants to Purchase Shares	The following table summarizes information regarding outstanding warrants to purchase the Company’s ordinary shares as of June 30, 2024:
Issuance date	Number of outstanding Warrants	Exercise price per warrant

January 2019	223,810	$0.65
May 2019	47,250,000	$0.13
January 2020	23,838,038	$0.12
February 2020	11,250,000	$0.05
June 2020	61,390,260	$0.08
July 2020	29,419,890	$0.08
August 2021	10,500,000	$0.07
December 2021	10,500,000	$0.07
January 2023	409,091,100	$0.01
January 2023	28,636,500	$0.02
November 2023	1,219,418,700	$0.00

	1,851,518,298